Commitment and Contingencies - Additional Information (Detail)													1 Months Ended	12 Months Ended
	Mar. 02, 2026 USD ($)	Feb. 28, 2026 USD ($) $ / shares	Oct. 30, 2023 TWD ($)	Sep. 06, 2023 USD ($)	Aug. 31, 2023 USD ($) $ / shares	Jul. 29, 2022	Nov. 03, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020	Dec. 05, 2025 USD ($) $ / shares	Jul. 15, 2025 USD ($) $ / shares	Jun. 27, 2025 USD ($) $ / shares	Mar. 05, 2025 USD ($) $ / shares	Jan. 20, 2025 USD ($) $ / shares	Sep. 24, 2024 USD ($) $ / shares	Mar. 15, 2024 USD ($) $ / shares	Aug. 15, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Operating Leased Assets [Line Items]
Contractual obligation														$ 0
Revenue														$ 3,474,000	$ 2,969,000	$ 4,292,000
Loss contingency, Obligated payment											$ 2,588,005	$ 79,477,648
Litigation settlement interest rate			4.50%
Litigation settlement, amount			$ 27,084,180						$ 882,077	$ 27,084,180
Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount					$ 7,000,000													$ 26,336	$ 1,500,000	$ 26,337	$ 2,600,000	$ 52,674	$ 1,000,000	$ 63,208	$ 105,346
Agreement description														GigaMedia and Aeolus entered into three agreements to purchase convertible promissory notes on August 15, 2023, March 15, 2024 and September 24, 2024, with principal amount of US$105,346, US$63,208 and US$1,000,000, respectively. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.1 per share, while other terms and conditions are similar to the original Note.On January 20, March 5, June 27, July 15 and December 5, 2025, we entered into five agreements to purchase convertible promissory notes, with principal amounts of US$52,674, US$2,600,000, US$26,337, US$1,500,000 and US$26,336, respectively, issued by Aeolus. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.02 per share, while other terms and conditions are similar to the original Note.On February 28, 2026, we and Aeolus entered into an agreement (Amendment No. 2) to amend the Note. Amendment No. 2 extends the maturity date of the Note after the payment of accrued interest on the unpaid principal amount of the Note due through February 28, 2026 in the amount of US$698,593.60 are made by Aeolus. The US$698,593.60 payment by Aeolus was made on March 2, 2026.Pursuant to Amendment No. 2 to the Note, the remaining principal amount of US$7,000,000 due thereunder will bear interest at a rate of 4% per annum, shall be due on May 31, 2026, and all or a portion of the principal amount due thereunder may be converted upon maturity, upon prepayment or upon the occurrence of certain specified events, upon Aeolus’s next round of equity financing, or upon Aeolus’s initial public offering, at the lower of US$1.25 per share or 80% of the applicable offering price.
Payment of accrued interest					480,000
Debt instrument interest rate stated percentage																		4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Debt instrument maturity date						Aug. 30, 2022
Debt instrument extendable maturity date						Aug. 30, 2023
Conversion price | $ / shares																		$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.1	$ 0.1	$ 0.1
Partial repayment of debt				$ 1,480,000	1,000,000
Convertible Promissory Note | Aeolus Robotics Corporation | Series B Preferred Stock
Operating Leased Assets [Line Items]
Debt instrument principal amount																										$ 8,000,000
Conversion price | $ / shares							$ 2.718																			$ 3.00
Preferred stock, par value per share | $ / shares							0.0001
Shares issued, price per share | $ / shares							$ 3.02
Debt instrument conversion price							$ 2,000,000
Preferred stock, shares issued | shares							735,835,000
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount								$ 10,000,000
Debt instrument interest rate stated percentage								2.00%
Debt instrument maturity date																	Aug. 30, 2022
Debt instrument extendable maturity date																	Aug. 30, 2023
Conversion price | $ / shares								$ 3.00
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche One
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted								20.00%
Percentage of conversion price equal to purchase price offered								90.00%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche Two
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted								80.00%
Percentage of conversion price equal to purchase price offered								100.00%
Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount					$ 7,000,000
Debt instrument interest rate stated percentage					4.00%
Debt instrument maturity date					Feb. 28, 2025
Debt instrument extendable maturity date					Feb. 28, 2026
Debt instrument offering price percentage					80.00%
Minimum | Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Conversion price | $ / shares					$ 1.25
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee														$ 20,000
Revenue														$ 600,000
License | Minimum
Operating Leased Assets [Line Items]
License agreement period														2024-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period														2026-01
Subsequent Event | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount		$ 7,000,000
Payment of accrued interest	$ 698,593.6	$ 698,593.6
Subsequent Event | Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument interest rate stated percentage		4.00%
Debt instrument maturity date		May 31, 2026
Debt instrument offering price percentage		80.00%
Subsequent Event | Minimum | Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Conversion price | $ / shares		$ 1.25
Subsequent Event | License
Operating Leased Assets [Line Items]
Expected payment for incentive fee													$ 20,000
Revenue													$ 600,000
License agreement, extension commencement date													Jan. 27, 2026
License agreement extension expiration date													Jan. 26, 2028